SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of share capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2021	2020
300,000,000 common shares of $0.01 par value each (December 31, 2020: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2021	2020
138,551,387 common shares of $0.01 par value each (December 31, 2020: 127,810,064 common shares of $0.01 par value each)	1,386	1,278